Trade and other payables - Schedule of trade and other payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of trade and other payables [Abstract]
Trade payables	$ 1,981,851	$ 3,254,838
Accrued liabilities	2,200,232	1,107,230
Trade and other payables	$ 4,182,083	$ 4,362,068